Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016		Mar. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		¥ 1,111,130	¥ 1,055,479		¥ 1,094,420
Provision (credit) for credit losses		253,688	231,862		86,998
Charge-offs		213,758	198,771		177,161
Recoveries		43,949	41,812		26,495
Net charge-offs		169,809	156,959		150,666
Others	[1]	(12,821)	(19,252)		24,727
Allowance for credit losses, at end of fiscal year		1,182,188	1,111,130		1,055,479
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		816,559	807,716		876,857
Provision (credit) for credit losses		177,295	117,024		22,621
Charge-offs		108,262	116,620		119,160
Recoveries		21,124	21,110		18,995
Net charge-offs		87,138	95,510		100,165
Others	[1]	(6,030)	(12,671)		8,403
Allowance for credit losses, at end of fiscal year		900,686	816,559		807,716
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		58,598	72,366		116,913
Provision (credit) for credit losses		12,224	(9,478)		(30,858)
Charge-offs		5,339	6,691		13,894
Recoveries		1,853	2,401		205
Net charge-offs		3,486	4,290		13,689
Allowance for credit losses, at end of fiscal year		67,336	58,598		72,366
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		31,187	35,670		40,626
Provision (credit) for credit losses		13,289	885		2,561
Charge-offs		16,309	8,323		10,785
Recoveries		1,998	2,955		3,268
Net charge-offs		14,311	5,368		7,517
Allowance for credit losses, at end of fiscal year		30,165	31,187		35,670
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		108,454	64,769		60,024
Provision (credit) for credit losses		(62)	47,429		(1,883)
Charge-offs		32,074	5,721		5,349
Recoveries		2,916	2,412		4,027
Net charge-offs		29,158	3,309		1,322
Others	[1]	(5,501)	(435)		7,950
Allowance for credit losses, at end of fiscal year		73,733	108,454		64,769
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		96,332	74,958	[2]		[2]
Provision (credit) for credit losses		50,942	76,002		94,557	[2]
Charge-offs		51,774	61,416		27,973	[2]
Recoveries		16,058	12,934
Net charge-offs		35,716	48,482		27,973	[2]
Others	[1]	(1,290)	(6,146)		8,374	[2]
Allowance for credit losses, at end of fiscal year		¥ 110,268	¥ 96,332		¥ 74,958	[2]

[1]	Others are principally comprised of gains or losses from foreign exchange translation.
[2]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit losses was necessary for these loans as of March 31, 2014. Therefore, no allowance for credit losses was stated at beginning of the fiscal year ended March 31, 2015 in the above table.